SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 15,089	$ 12,900
Accounts Receivable, Allowance for Credit Loss, Current		0
Value Added Tax Receivable, Current	4,839	4,839
Cash and cash equivalents	277,205	139,485
Inventory	$ 16,833	$ 5,270